Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Office equipment	28	3	25
Leasehold improvements	30	4	26

	$782	$511	$271

		Accumulated	Net book
2011	Cost	amortization	value

Laboratory equipment	$3,645	$3,228	$417
Computer equipment	915	635	280
Office equipment	659	609	50
Leasehold improvements	3,185	1,965	1,220
	$8,404	$6,437	$1,967